INVESTMENTS IN SUBSIDIARIES	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [abstract]
Investments In Subsidiaries
NOTE 14. INVESTMENTS IN SUBSIDIARIES

The main operations carried out as of December 31, 2025 and 2024 are reported below:

On July 16, 2024, Arauco transferred all the shares and interests held by Arauco in Arauco Florestal Arapotí S.A., Arauco Forest Brasil S.A., Empreendimentos Florestais Santa Cruz Ltda. and Florestal Vale do Corisco S.A., which own assets mainly in the state of Paraná, Brazil.  The sale price, which amounted to ThU.S.$ 1,168,161, was paid on that date. Subsequently, on October 17, 2024, an additional payment was made of ThU.S.$ 4,613 due to customary price adjustments at the transaction’s closing. The total amount received by Arauco after taxes was ThU.S.$ 971,097, which generated a profit of ThU.S.$ 209,497 after taxes.

The sales of the above-mentioned subsidiaries and associate resulted in the reclassification of loss on reserve of exchange differences on translation for ThU.S.$ 500,102 (net of deferred taxes in the amount of ThU.S.$ 135,171) from other comprehensive income to the statements of profit and loss as part of the gain on sales of subsidiaries and associates in other income.